INTANGIBLE ASSETS NET (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 19, 2018
Goodwill and intangible assets, gross		$ 9,388,363	$ 8,243,637
Subtotal	$ 7,752,832	7,706,837	7,757,895
Goodwill	49,697	49,697	49,697	$ 49,697
Total	7,802,529	7,756,534	7,807,592
Customer Base [Member]
Goodwill and intangible assets, gross	626,397	626,397	602,204
Less: Accumulated Amortization	189,526	(174,279)	(110,161)
Trade name / mark [Member]
Goodwill and intangible assets, gross	392,197	390,188	392,197
Less: Accumulated Amortization	36,997	(36,997)	(36,997)
License [Member]
Goodwill and intangible assets, gross	7,585,857	7,257,938	6,876,169
Less: Accumulated Amortization	1,311,124	(1,117,341)	(326,795)
Software [Member]
Goodwill and intangible assets, gross	1,053,554	1,113,840	373,067
Less: Accumulated Amortization	$ 367,526	$ (352,909)	$ (11,789)